Taxes on Income - Components of Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred compensation	$ 71	$ 110
Accrued employee benefits	104	188
Deferred revenue	14	34
Accrued pensions	164	228
Inventory and other reserves	42	87
Net operating losses, foreign tax credits and other tax attributes	369	425
Unrealized losses on currency exchange and derivative transactions	5	59
Goodwill and other intangible assets	98	100
Other	30	64
Total deferred tax assets	897	1,295
Valuation allowance	(165)	(183)
Net deferred tax assets	732	1,112
Deferred tax liabilities:
Property, Plant and Equipment	(334)	(428)
Goodwill and other intangible assets	(697)	(590)
Accrued pensions	(56)
Other	(15)	(90)
Total deferred tax liabilities	(1,102)	(1,108)
Net deferred tax asset (liability)	(370)	4
Net deferred tax asset (liability)	(370)	4
Other long term assets
Deferred tax liabilities:
Net deferred tax asset (liability)	325	443
Net deferred tax asset (liability)	325	443
Deferred Taxes And Other Current Liabilities
Deferred tax liabilities:
Net deferred tax asset (liability)	(695)	(439)
Net deferred tax asset (liability)	$ (695)	$ (439)